TAXATION - Taxes on income (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
TAXATION
Current tax expense			$ (6,467,324)	$ (11,916,178)
Deferred tax			769,775	5,179,763
Income tax expenses	$ (684,906)	$ (4,141,102)	$ (5,697,549)	$ (6,736,415)